Share-based compensation	12 Months Ended
Jan. 31, 2012
Share-based compensation [Text Block]	NOTE 8 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2012 and 2011 are 2,000,000 and 0, respectively. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2012 and 2011 are 2,287,500. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2012 and 2011 are 511,125.

On January 10, 2012 we granted incentive stock options and non-qualified stock options to certain of our directors, officers, employees and consultants to purchase an aggregate of 10,500,000 shares of our common stock at an exercise price of $0.027 per share for a term expiring on January 10, 2022. The options were 50% vested upon granting and vest another 25% on January 10, 2013 and another 25% on January 10, 2014.

The following tables summarize the Company’s stock option activity during the year ended January 31, 2012.

Incentive stock options to employees outstanding at January 31, 2012 are as follows:

			Weighted
			average
		Weighted average	remaining life	Aggregate
	Number of options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2011	95,385,375	$0.048		$-
Granted	10,375,000	0.027
Vested, Cancelled	(12,500,000)	0.038

Outstanding, January 31, 2012	93,260,375	$0.047	4.25	$-
Exercisable, January 31, 2012	88,072,875	$0.048	3.91	$-

Non-qualified stock options to non-employee consultants outstanding at January 31, 2012 are as follows:

			Weighted
		Weighted	average
		average exercise	remaining life	Aggregate
	Number of options	price	(years)	intrinsic value
Outstanding, January 31, 2011	778,500	$1.654		$-
Granted	125,000	0.027

Outstanding, January 31, 2012	903,500	$1.429	4.59	$-
Exercisable, January 31, 2012	841,000	$1.533	4.19	$-

The aggregate intrinsic value is calculated based on the January 31, 2012 stock price of $0.026 per share.

A summary of the status of the Company’s nonvested options as of January 31, 2012 and changes during the year ended January 31, 2012 is presented below:

		Weighted average grant
Incentive stock options granted to employees:	Number of options	date fair value
Nonvested at January 31, 2011	-	$-
Granted	10,375,000	0.022
Vested	(5,187,500)	0.022

Nonvested at January 31, 2012	5,187,500	$0.022

Total fair value of options vested during the year ended January 31, 2012		$ 102,712

		Weighted average grant
Non-qualified stock options to non-employee consultants:	Number of options	date fair value
Nonvested at January 31, 2011	-	$-
Granted	125,000	0.022
Vested	(62,500)	0.022

Nonvested at January 31, 2012	62,500	$0.022

Total fair value of options vested during the year ended January 31, 2012		$ 1,238

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants:

		Expected dividend		Risk-free interest
Grant date	Expected volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%

The weighted average grant date fair value of the options granted during the year ended January 31, 2012 was $0.022 per option. There were no options exercised during the year ended January 31, 2012.

Share-based compensation expense is reported in our statement of operations as follows:

			From inception (August
			20, 2001) to
	January 31, 2012	January 31, 2011	January 31, 2012
Geological and geophysical costs	$1,237	$1,391,250	$2,538,535
Salaries and benefits	101,475	1,126,250	1,890,760
Investor relations	1,238	13,250	66,988

	$103,950	$2,530,750	$4,496,283

At January 31, 2012 there is $103,950 unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 1.94 years.